Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1)	COMPENSATION ACTUALLY PAID TO PEO (1,2,3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS (1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS (1,2,3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($MILLION)	ADJUSTED EBIT ($MILLION) (4)
					TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	$11,243,256	$31,090,475	$2,929,921	$5,104,932	$242.49	$209.03	$1,196	$1,805
2022	$10,979,854	$14,107,038	$2,946,087	$3,808,951	$136.88	$145.43	$1,241	$1,758
2021	$9,782,143	$12,619,790	$2,894,244	$3,194,386	$142.89	$194.73	$995	$1,415
2020	$7,549,789	$12,670,545	$2,029,479	$2,840,007	$118.16	$122.63	$(383)	$878

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote	The PEO in each covered year is Mr. Chambers. The Non-PEO NEOs for whom the average compensation is presented in this table are: for fiscal 2023, Messrs. Fister, Parks, Sandri, and G. Smith and Ms. Beredo; 2022, Messrs. Parks, Sandri, D. Smith, and Fister; for fiscal year 2021, Ms. Beredo, and Messrs. Parks, Sandri, and D. Smith; and for fiscal year 2020, Messrs. Gandhi, Parks, Sandri, D. Smith, and G. Smith.
PEO Total Compensation Amount	$ 11,243,256	$ 10,979,854	$ 9,782,143	$ 7,549,789
PEO Actually Paid Compensation Amount	$ 31,090,475	14,107,038	12,619,790	12,670,545
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and applicable SEC guidance, and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. Please note that, while similar adjustment information was provided in our 2023 proxy statement for 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our stockholders' understanding of the information reported in the PVP table for 2023 or the relationship disclosures provided below.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO	EXCLUSION OF CHANGE IN PENSION VALUE	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS	INCLUSION OF PENSION SERVICE COST	INCLUSION OF EQUITY VALUES	COMPENSATION ACTUALLY PAID TO PEO

2023	$11,243,256	$—	$(7,111,895)	$—	$26,959,114	$31,090,475
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY FOR PEO	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE INCLUDED FOR PEO	TOTAL - INCLUSION OF EQUITY VALUES FOR PEO

2023	$12,642,309	$7,903,590	$—	$6,413,215	$—	$—	$26,959,114

Non-PEO NEO Average Total Compensation Amount	$ 2,929,921	2,946,087	2,894,244	2,029,479
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,104,932	3,808,951	3,194,386	2,840,007
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and applicable SEC guidance, and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. Please note that, while similar adjustment information was provided in our 2023 proxy statement for 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our stockholders' understanding of the information reported in the PVP table for 2023 or the relationship disclosures provided below.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs	EXCLUSION OF CHANGE IN PENSION VALUE	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS	INCLUSION OF PENSION SERVICE COST	INCLUSION OF EQUITY VALUES	COMPENSATION ACTUALLY PAID TO NON-PEO NEOs

2023	$2,929,921	$(1,000)	$(1,652,279)	$—	$3,828,290	$5,104,932
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTS DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOs	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY FOR NON-PEO NEOs	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE YEAR THAT VESTED DURING THE YEAR FOR NON-PEO NEOs	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOs	AVERAGE FAIR VALUE AT LAST DAY OR PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOs	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE INCLUDED FOR NON-PEO NEOs	TOTAL - AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOs

2023	$2,046,764	$1,401,963	$—	$1,201,430	$(821,867)	$—	$3,828,290

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

TABULAR LIST OF FINANCIAL METRICS USED TO LINK NEO COMPENSATION ACTUALLY PAID TO COMPANY PERFORMANCE
Consolidated Adjusted EBIT	Roofing EBIT	Insulation EBIT	Composites EBIT
Adjusted Return on Capital	Adjusted Free Cash Flow Conversion	Relative TSR

Total Shareholder Return Amount	$ 242.49	136.88	142.89	118.16
Peer Group Total Shareholder Return Amount	209.03	145.43	194.73	122.63
Net Income (Loss)	$ 1,196,000,000	$ 1,241,000,000	$ 995,000,000	$ (383,000,000)
Company Selected Measure Amount	1,805,000,000	1,758,000,000	1,415,000,000	878,000,000
PEO Name	Mr. Chambers
Additional 402(v) Disclosure	Reconciliation and further information for Adjusted EBIT can be found on page 31 of our 2023 Form 10-K filed with the SEC on February 14, 2024. For 2023, this number was adjusted to remove the impact of acquisitions.
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBIT
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Return on Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Roofing EBIT
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow Conversion
Measure:: 5
Pay vs Performance Disclosure
Name	Insulation EBIT
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 7
Pay vs Performance Disclosure
Name	Composites EBIT
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,111,895)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,959,114
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	12,642,309
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	7,903,590
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	6,413,215
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,000)
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,652,279)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,828,290
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,046,764
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,401,963
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,201,430
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(821,867)
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 0